Schedule of Investments (unaudited)
October 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 20.1%
Abacus Group	92,846	$72,964
Abacus Storage King	91,294	83,862
Accent Group Ltd.	84,242	70,526
AGL Energy Ltd.	138,970	841,834
Alpha HPA Ltd.(a)	224,417	115,838
ALS Ltd.	118,987	1,688,748
Amotiv Ltd.	29,615	172,510
AMP Ltd.	565,840	660,165
Ampol Ltd.	58,839	1,182,054
Ansell Ltd.	36,062	861,528
ANZ Group Holdings Ltd.	703,916	16,859,985
APA Group	304,369	1,828,020
ARB Corp. Ltd.(b)	17,312	406,956
Arena REIT	81,230	194,099
Aristocrat Leisure Ltd.	132,267	5,472,564
ASX Ltd.	46,004	1,697,405
Atlas Arteria Ltd.	262,755	834,718
AUB Group Ltd.	29,221	705,846
Aurizon Holdings Ltd.	408,838	917,225
Aussie Broadband Ltd.	44,519	173,199
Austal Ltd.(a)	84,801	376,020
Bank of Queensland Ltd.	157,169	705,202
Bapcor Ltd.	69,525	114,840
Beach Energy Ltd.	398,526	323,817
Bega Cheese Ltd.	51,834	179,903
Bellevue Gold Ltd.(a)	348,537	267,257
Bendigo & Adelaide Bank Ltd.	131,171	1,085,043
BHP Group Ltd.	1,196,933	34,122,401
BlueScope Steel Ltd.	104,774	1,567,539
Boss Energy Ltd. (a)(b)	99,227	128,778
Brambles Ltd.	324,388	5,271,164
Breville Group Ltd.	23,251	451,145
BWP Property Group Ltd.	134,460	338,163
Capricorn Metals Ltd.(a)	94,342	794,374
CAR Group Ltd.	88,198	2,059,372
Catalyst Metals Ltd.(a)(b)	61,209	270,742
Catapult Sports Ltd.(a)	53,527	235,008
Centuria Capital Group	160,981	248,235
Centuria Industrial REIT	131,795	305,562
Centuria Office REIT	89,910	69,403
Challenger Ltd.	117,853	717,365
Champion Iron Ltd.	87,838	317,665
Charter Hall Group	112,605	1,653,796
Charter Hall Long Wale REIT	164,718	458,268
Charter Hall Retail REIT	114,899	309,648
Charter Hall Social Infrastructure REIT	65,984	139,318
Cleanaway Waste Management Ltd.	515,261	858,960
Cochlear Ltd.	15,434	2,897,576
Codan Ltd.	26,421	625,675
Coles Group Ltd.	318,428	4,592,545
Collins Foods Ltd.	27,534	192,579
Commonwealth Bank of Australia	394,415	44,255,332
Computershare Ltd.	122,793	2,933,471
Corporate Travel Management Ltd.	26,152	274,978
Credit Corp. Group Ltd.	14,553	136,525
Cromwell Property Group	330,655	100,580
CSL Ltd.	114,118	13,298,889
Data#3 Ltd.	28,037	161,448
Deep Yellow Ltd.(a)	210,479	246,675
Deterra Royalties Ltd.	96,016	255,980
Security	Shares	Value
Australia (continued)
Develop Global Ltd.(a)	61,963	$143,870
Dexus	257,643	1,228,383
Dexus Industria REIT	35,103	65,695
Dicker Data Ltd.	19,219	128,646
DigiCo Infrastructure REIT	89,431	151,996
Domino's Pizza Enterprises Ltd.	18,909	226,445
Downer EDI Ltd.	154,596	780,868
DroneShield Ltd.(a)(b)	195,324	487,772
Dyno Nobel Ltd.	445,721	937,964
Eagers Automotive Ltd.	38,963	867,057
Elders Ltd.	43,893	203,575
Emerald Resources NL(a)	117,426	364,668
Endeavour Group Ltd./Australia	346,699	829,461
Evolution Mining Ltd.	469,754	3,324,244
EVT Ltd.	17,247	162,960
Firefinch Ltd., NVS(c)	298,353	3,387
Flight Centre Travel Group Ltd.	43,684	351,419
Fortescue Ltd.	403,458	5,610,982
G8 Education Ltd.	158,570	83,458
Generation Development Group Ltd.	74,508	348,713
Genesis Minerals Ltd.(a)(b)	250,043	951,313
Goodman Group	479,589	10,343,859
GPT Group (The)	459,605	1,614,363
GrainCorp Ltd., Class A	51,176	296,003
Growthpoint Properties Australia Ltd.	57,460	96,260
Guzman y Gomez Ltd.(b)	10,912	190,422
Hansen Technologies Ltd.	44,379	161,891
Harvey Norman Holdings Ltd.	128,608	607,814
Helia Group Ltd.	67,744	238,931
HMC Capital Ltd.	81,717	165,394
HomeCo Daily Needs REIT	382,648	341,778
HUB24 Ltd.	19,401	1,445,686
IDP Education Ltd.	57,734	211,634
IGO Ltd.(a)	154,064	540,211
Iluka Resources Ltd.	90,360	408,533
Imdex Ltd.	94,446	212,322
Ingenia Communities Group	84,123	309,147
Inghams Group Ltd.	84,110	133,128
Insignia Financial Ltd.(a)	133,689	396,250
Insurance Australia Group Ltd.	554,413	2,850,147
IperionX Ltd.(a)	61,130	271,427
IPH Ltd.	51,182	123,410
IRESS Ltd.	39,640	229,527
James Hardie Industries PLC(a)	135,101	2,845,326
JB Hi-Fi Ltd.	26,069	1,783,285
Judo Capital Holdings Ltd.(a)	183,543	202,601
Karoon Energy Ltd.	177,245	186,548
Kelsian Group Ltd.	36,162	115,131
Lendlease Corp. Ltd.	147,730	535,725
Leo Lithium Ltd., NVS	292,832	2
Liontown Resources Ltd.(a)(b)	341,138	261,657
Lottery Corp. Ltd. (The)	530,496	1,908,203
Lovisa Holdings Ltd.	16,141	381,873
Lynas Rare Earths Ltd.(a)	203,611	2,029,872
MA Financial Group Ltd.(b)	29,616	186,220
Maas Group Holdings Ltd.(b)	23,005	71,378
Macquarie Group Ltd.	85,561	12,203,956
Macquarie Technology Group Ltd.(a)	3,025	130,853
Mader Group Ltd.(b)	11,514	66,823
Magellan Financial Group Ltd.	34,602	217,487
McMillan Shakespeare Ltd.	10,843	122,044
Medibank Pvt Ltd.	647,211	2,065,567

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Megaport Ltd.(a)	38,213	$410,458
Mesoblast Ltd.(a)(b)	197,975	323,551
Metcash Ltd.	236,916	590,140
Mineral Resources Ltd.(a)(b)	43,069	1,360,226
Mirvac Group	929,132	1,398,740
Monadelphous Group Ltd.	22,605	343,579
Myer Holdings Ltd.(b)	278,867	71,983
Nanosonics Ltd.(a)(b)	61,524	184,251
National Australia Bank Ltd.	722,268	20,591,900
National Storage REIT	281,487	423,575
Netwealth Group Ltd.	27,855	560,664
Neuren Pharmaceuticals Ltd.(a)(b)	23,820	338,124
New Hope Corp. Ltd.	113,667	308,491
NEXTDC Ltd.(a)	155,508	1,598,768
nib holdings Ltd.	111,314	548,621
Nick Scali Ltd.	17,726	294,461
Nickel Industries Ltd.	395,253	190,923
Nine Entertainment Co. Holdings Ltd.	288,567	218,946
Northern Star Resources Ltd.	320,528	5,168,460
NRW Holdings Ltd.	93,356	295,791
Nufarm Ltd./Australia(a)	76,115	103,513
Nuix Ltd.(a)	45,157	72,088
Objective Corp. Ltd.	7,164	86,496
Ora Banda Mining Ltd.(a)	315,308	248,177
Orica Ltd.	116,704	1,696,916
Origin Energy Ltd.	413,381	3,312,761
Orora Ltd.	300,206	394,896
Paladin Energy Ltd.(a)(b)	89,333	560,404
Pantoro Gold Ltd.(a)	70,867	236,676
Perenti Ltd.	210,705	373,190
Perpetual Ltd.	24,932	312,724
Perseus Mining Ltd.	325,930	1,034,492
PEXA Group Ltd.(a)	29,109	288,217
Pilbara Minerals Ltd.(a)(b)	744,470	1,601,939
Pinnacle Investment Management Group Ltd.	38,310	493,326
PolyNovo Ltd.(a)(b)	129,314	111,203
Premier Investments Ltd.	21,664	252,186
Pro Medicus Ltd.(b)	13,675	2,348,064
PWR Holdings Ltd.(b)	18,850	104,831
Qantas Airways Ltd.	179,277	1,194,368
QBE Insurance Group Ltd.	356,192	4,621,439
Qube Holdings Ltd.	392,513	1,124,917
Ramelius Resources Ltd.	436,598	944,531
Ramsay Health Care Ltd.	47,775	1,002,320
REA Group Ltd.	12,722	1,772,645
Redox Ltd./Australia(b)	40,705	76,667
Reece Ltd.(b)	54,925	419,289
Region Group	274,361	438,216
Regis Healthcare Ltd.	32,763	158,793
Regis Resources Ltd.	174,894	734,206
Reliance Worldwide Corp. Ltd.	184,646	500,673
Resolute Mining Ltd.(a)	464,887	289,345
Rio Tinto Ltd.	87,639	7,609,366
Sandfire Resources Ltd.(a)	111,800	1,184,131
Santos Ltd.	762,356	3,148,633
Scentre Group	1,226,236	3,266,489
SEEK Ltd.	86,309	1,527,418
Service Stream Ltd.	125,951	186,855
SGH Ltd.	47,095	1,492,224
Sigma Healthcare Ltd.(b)	1,106,190	2,248,955
Silex Systems Ltd.(a)(b)	34,248	230,862
Sims Ltd.	38,170	398,185
Security	Shares	Value
Australia (continued)
SiteMinder Ltd.(a)	53,017	$246,105
SmartGroup Corp. Ltd.	31,732	169,632
Sonic Healthcare Ltd.	114,325	1,582,326
South32 Ltd.	1,048,415	2,168,213
Stanmore Resources Ltd.	88,236	124,009
Steadfast Group Ltd.	257,521	943,380
Stockland	568,930	2,352,172
Suncorp Group Ltd.	258,076	3,312,896
Super Retail Group Ltd.	32,164	336,157
Superloop Ltd.(a)	105,119	214,462
Supply Network Ltd.	4,606	106,225
Tabcorp Holdings Ltd.	509,612	354,125
Technology One Ltd.	70,123	1,688,845
Telix Pharmaceuticals Ltd.(a)(b)	62,069	656,792
Telstra Group Ltd.	953,044	3,044,819
Temple & Webster Group Ltd.(a)	21,152	328,739
Transurban Group	731,094	6,917,386
Treasury Wine Estates Ltd.	195,886	767,265
Tuas Ltd.(a)	63,418	291,884
Vault Minerals Ltd.(a)	1,528,475	726,657
Ventia Services Group Pty. Ltd.	194,048	726,819
Vicinity Ltd.	922,662	1,524,300
Viva Energy Group Ltd.(d)	269,296	323,245
Vulcan Energy Resources Ltd.(a)(b)	30,232	132,982
Vulcan Steel Ltd.(b)	14,532	68,885
WA1 Resources Ltd., NVS(a)	8,734	95,232
Washington H Soul Pattinson & Co. Ltd.	80,732	1,983,688
Waypoint REIT Ltd.	131,876	228,711
WEB Travel Group Ltd.(a)	101,787	277,704
Wesfarmers Ltd.	268,223	14,721,675
West African Resources Ltd.(a)	241,179	479,722
Westgold Resources Ltd.	241,836	838,156
Westpac Banking Corp.	806,530	20,408,809
Whitehaven Coal Ltd.	195,349	918,160
WiseTech Global Ltd.	47,253	2,131,204
Woodside Energy Group Ltd.	446,592	7,237,223
Woolworths Group Ltd.	287,473	5,340,959
Worley Ltd.	115,916	1,082,539
Xero Ltd.(a)	39,037	3,693,103
Yancoal Australia Ltd.	90,006	327,490
Zip Co. Ltd.(a)(b)	271,371	681,905
		394,915,729
Canada — 0.0%
Southern Cross Gold Consolidated Ltd., NVS(a)	40,966	242,813
China — 0.1%
CARsgen Therapeutics Holdings Ltd.(a)(b)(d)	75,500	160,027
Mobvista Inc.(a)(d)	126,000	289,186
United Energy Group Ltd.(b)	1,936,000	123,524
Wharf Holdings Ltd. (The)	247,898	651,444
		1,224,181
Hong Kong — 5.2%
AIA Group Ltd.	2,507,800	24,402,724
ASMPT Ltd.	76,300	803,117
Bank of East Asia Ltd. (The)	226,400	390,418
BOC Hong Kong Holdings Ltd.	883,000	4,338,813
Bright Smart Securities & Commodities Group Ltd.(a)	196,000	245,476
Brightoil Petroleum Holdings Ltd.(c)	763,800	1
Cafe de Coral Holdings Ltd.	92,000	74,352
CITIC Telecom International Holdings Ltd.	368,000	116,994
CK Asset Holdings Ltd.	454,572	2,248,879
CK Infrastructure Holdings Ltd.	145,000	943,131

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
CLP Holdings Ltd.	385,000	$3,283,805
Cowell e Holdings Inc.(a)	65,000	258,225
Crystal International Group Ltd.(d)	133,000	116,578
Dah Sing Banking Group Ltd.	99,200	140,425
Dah Sing Financial Holdings Ltd.	48,000	221,944
Deep Source Holdings Ltd.(a)(b)	1,170,000	114,432
DFI Retail Group Holdings Ltd.	72,800	255,421
Envision Greenwise Holdings Ltd.(a)(b)	257,000	107,578
First Pacific Co. Ltd.	514,000	415,009
Fortune REIT	316,000	204,128
Futu Holdings Ltd., ADR	14,130	2,812,435
Galaxy Entertainment Group Ltd.	521,000	2,595,793
Guotai Junan International Holdings Ltd.(b)	646,000	316,818
Hang Lung Group Ltd.	173,000	329,200
Hang Lung Properties Ltd.	473,000	526,706
Hang Seng Bank Ltd.	173,000	3,372,626
Health and Happiness H&H International Holdings Ltd.	43,500	67,672
Henderson Land Development Co. Ltd.	347,970	1,224,072
HKT Trust & HKT Ltd., Class SS	878,720	1,283,082
Hong Kong & China Gas Co. Ltd.	2,652,525	2,468,577
Hong Kong Exchanges & Clearing Ltd.	276,900	15,091,849
Hongkong Land Holdings Ltd.	258,500	1,579,517
Hsin Chong Group Holdings Ltd.(a)(c)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	574,000	80,517
Hysan Development Co. Ltd.	136,000	281,759
Jardine Matheson Holdings Ltd.	38,000	2,231,154
Johnson Electric Holdings Ltd.(b)	104,500	490,345
JS Global Lifestyle Co. Ltd.(a)(d)	334,500	76,624
Kerry Logistics Network Ltd.	79,151	73,253
Kerry Properties Ltd.	131,500	331,441
Link REIT	611,800	3,186,019
Luk Fook Holdings International Ltd.(b)	84,000	268,567
Man Wah Holdings Ltd.	330,000	201,460
Melco International Development Ltd.(a)	263,500	158,301
Melco Resorts & Entertainment Ltd., ADR(a)	45,622	374,100
MTR Corp. Ltd.(b)	365,500	1,340,905
New World Development Co. Ltd.(a)	364,000	336,931
NWS Holdings Ltd.	219,000	236,641
OSL Group Ltd.(a)	86,500	195,796
Pacific Basin Shipping Ltd.	1,144,000	378,890
PAX Global Technology Ltd.	143,000	98,087
PCCW Ltd.	986,000	704,368
Power Assets Holdings Ltd.	324,500	2,061,465
Realord Group Holdings Ltd.(a)	108,000	170,814
Sands China Ltd.	581,200	1,514,756
Sino Land Co. Ltd.	838,000	1,040,909
SITC International Holdings Co. Ltd.	326,000	1,200,703
SJM Holdings Ltd.(a)(b)	574,000	208,893
SmarTone Telecommunications Holdings Ltd.	137,000	85,156
Stella International Holdings Ltd.	118,000	250,865
Sun Hung Kai Properties Ltd.	343,000	4,173,893
SUNeVision Holdings Ltd.(b)	194,000	150,687
Swire Pacific Ltd., Class A	88,500	730,950
Techtronic Industries Co. Ltd.	347,000	4,047,410
Time Interconnect Technology Ltd.	141,000	283,614
United Laboratories International Holdings Ltd. (The)(b)	254,000	411,237
Vitasoy International Holdings Ltd.	194,000	189,737
Viva Goods Co. Ltd.(a)	1,152,000	87,460
Vobile Group Ltd.(a)(b)	399,000	265,972
Security	Shares	Value
Hong Kong (continued)
VSTECS Holdings Ltd.(b)	152,000	$188,199
VTech Holdings Ltd.	37,800	308,285
WH Group Ltd.(d)	1,920,500	1,847,361
Wharf Real Estate Investment Co. Ltd.	402,000	1,144,180
Wynn Macau Ltd.	346,000	294,206
Xinyi Glass Holdings Ltd.(b)	398,000	465,472
Yue Yuen Industrial Holdings Ltd.	193,000	353,956
		102,871,136
Japan — 68.0%
& ST HD Co. Ltd.	6,800	114,745
77 Bank Ltd. (The)	13,500	578,640
ABC-Mart Inc.	21,900	375,186
Acom Co. Ltd.	79,700	227,207
Activia Properties Inc.	455	416,311
ADEKA Corp.	16,800	380,651
Advance Residence Investment Corp.	651	704,606
Advantest Corp.	180,100	26,969,218
Aeon Co. Ltd.	527,115	8,337,220
AEON Financial Service Co. Ltd.	24,800	242,574
Aeon Hokkaido Corp.	10,100	56,918
AEON REIT Investment Corp.	371	314,098
AGC Inc.	46,300	1,446,552
Ai Holdings Corp.	9,800	170,232
Aica Kogyo Co. Ltd.	11,800	277,881
Aichi Corp.	5,000	41,776
Aichi Financial Group Inc., NVS	8,900	229,474
Aichi Steel Corp.	8,800	151,508
Aiful Corp.	67,000	197,032
Ain Holdings Inc.	7,300	305,864
Air Water Inc.	42,500	593,521
Aisan Industry Co. Ltd.	8,700	117,884
Aisin Corp.	119,700	2,151,032
Ajinomoto Co. Inc.	214,000	6,069,532
Alfresa Holdings Corp.	37,900	535,465
Alpen Co. Ltd.	1,700	25,097
Alps Alpine Co. Ltd.	41,524	523,032
ALSOK Co. Ltd.	81,300	555,673
Amada Co. Ltd.	72,500	864,536
Amano Corp.	13,800	366,138
ANA Holdings Inc.	38,300	717,826
Anritsu Corp.	27,200	402,221
Anycolor Inc.	7,300	284,762
AOKI Holdings Inc.	7,500	80,856
Aoyama Trading Co. Ltd.	8,900	131,582
Aozora Bank Ltd.	26,100	373,702
Appier Group Inc.	13,700	114,999
Arata Corp.	6,900	134,430
Arclands Corp.	13,723	155,866
Arcs Co. Ltd.	9,200	186,959
ARE Holdings Inc.	15,200	241,356
Argo Graphics Inc.	19,300	171,208
Ariake Japan Co. Ltd.	4,300	150,891
Artience Co. Ltd.	9,300	189,544
As One Corp.	11,700	190,989
Asahi Group Holdings Ltd.	338,000	3,644,255
Asahi Intecc Co. Ltd.	48,600	770,665
Asahi Kasei Corp.	288,900	2,213,586
Asahi Yukizai Corp.	3,400	105,960
Asics Corp.	163,900	4,173,577
ASKUL Corp.	9,500	86,378
Astellas Pharma Inc.	427,800	4,478,051
Atom Corp.(a)(b)	25,700	90,352

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Autobacs Seven Co. Ltd.	12,300	$122,890
Awa Bank Ltd. (The)	6,900	163,015
Axial Retailing Inc.	15,500	109,472
Azbil Corp.	109,800	1,082,341
AZ-COM MARUWA Holdings Inc.	14,000	93,355
Bandai Namco Holdings Inc.	138,900	4,322,900
Bank of Nagoya Ltd. (The)	8,400	214,486
BayCurrent Inc.	32,700	1,499,753
Belc Co. Ltd.	2,400	112,678
Bell System24 Holdings Inc.	11,300	97,089
Belluna Co. Ltd.	7,600	50,081
Bic Camera Inc.	21,900	220,761
BIPROGY Inc.	17,900	723,006
Blue Zones Holdings Co. Ltd.	4,500	229,020
BML Inc.	5,200	123,188
Bridgestone Corp.	133,400	5,823,593
Brother Industries Ltd.	53,200	905,502
Bunka Shutter Co. Ltd.	14,200	187,282
C Uyemura & Co. Ltd.	2,300	187,074
Calbee Inc.	18,100	336,854
Canon Electronics Inc.	4,100	71,723
Canon Inc.	203,300	5,838,333
Canon Marketing Japan Inc.	12,500	520,510
Capcom Co. Ltd.	81,600	2,130,829
Casio Computer Co. Ltd.	39,900	312,799
CCI Group, Inc.	52,000	222,272
Central Automotive Products Ltd.	9,000	104,777
Central Glass Co. Ltd.	5,000	104,315
Central Japan Railway Co.	183,500	4,492,394
Change Holdings Inc.(b)	12,400	90,887
Chiba Bank Ltd. (The)	135,500	1,322,173
Chiyoda Corp.(a)	26,800	70,929
Chubu Electric Power Co. Inc.	160,800	2,236,045
Chudenko Corp.	6,200	169,201
Chugai Pharmaceutical Co. Ltd.	157,900	7,226,724
Chugin Financial Group Inc., NVS	34,600	482,493
Chugoku Electric Power Co. Inc. (The)	65,400	363,840
Chugoku Marine Paints Ltd.	9,000	240,592
Citizen Watch Co. Ltd.	40,700	282,445
CKD Corp.	12,200	261,239
Coca-Cola Bottlers Japan Holdings Inc.	29,825	477,289
Colowide Co. Ltd.(b)	22,900	248,416
Comforia Residential REIT Inc.	143	301,570
COMSYS Holdings Corp.	26,200	660,698
Cosmo Energy Holdings Co. Ltd.	24,500	559,467
Cosmos Pharmaceutical Corp.	10,000	447,414
Cover Corp.(a)(b)	7,500	88,940
CRE Logistics REIT Inc.	138	140,607
Create Restaurants Holdings Inc.	53,400	254,588
Create SD Holdings Co. Ltd.	7,100	147,143
Credit Saison Co. Ltd.	30,900	752,739
CyberAgent Inc.	102,500	1,021,747
Cybozu Inc.	5,600	111,432
Dai Nippon Printing Co. Ltd.	90,600	1,512,148
Daicel Corp.	53,000	456,017
Dai-Dan Co. Ltd.	7,700	341,204
Daido Steel Co. Ltd.	31,200	295,211
Daiei Kankyo Co. Ltd.	10,400	231,291
Daifuku Co. Ltd.	75,700	2,413,072
Daihen Corp.	4,400	287,919
Dai-ichi Life Holdings Inc.	826,700	5,802,603
Daiichi Sankyo Co. Ltd.	402,200	9,607,800
Security	Shares	Value
Japan (continued)
Daiichikosho Co. Ltd.	14,800	$151,321
Daikin Industries Ltd.	61,700	7,168,307
Daikokutenbussan Co. Ltd.(b)	1,000	40,176
Daio Paper Corp.	24,100	127,024
Daiseki Co. Ltd.	11,340	238,521
Daishi Hokuetsu Financial Group Inc.	43,000	414,695
Daito Trust Construction Co. Ltd.	69,500	1,299,376
Daiwa House Industry Co. Ltd.	131,000	4,444,574
Daiwa House REIT Investment Corp.	1,095	943,615
Daiwa Industries Ltd.	5,300	54,234
Daiwa Office Investment Corp.	117	286,218
Daiwa Securities Group Inc.	316,100	2,432,690
Daiwa Securities Living Investments Corp.	455	325,974
Daiwabo Holdings Co. Ltd.	17,100	319,428
DCM Holdings Co. Ltd.	25,800	239,230
DeNA Co. Ltd.(b)	18,700	327,858
Denka Co. Ltd.	17,700	256,887
Denso Corp.	410,000	5,728,430
Dentsu Group Inc.	46,100	913,003
Dentsu Soken Inc.	7,100	351,608
Dexerials Corp.	40,300	650,035
DIC Corp.	15,700	369,390
Digital Arts Inc.	2,800	136,984
Digital Garage Inc.	6,300	134,573
Dip Corp.	8,400	115,287
Disco Corp.	21,700	7,206,200
DMG Mori Co. Ltd.	32,500	504,057
Doshisha Co. Ltd.	4,000	75,227
Doutor Nichires Holdings Co. Ltd.	7,500	116,997
Dowa Holdings Co. Ltd.	11,700	424,233
DTS Corp.	36,500	304,074
Duskin Co. Ltd.	10,100	243,500
DyDo Group Holdings Inc.	2,900	45,667
Eagle Industry Co. Ltd.	5,800	102,677
Earth Corp.	3,900	127,417
East Japan Railway Co.	226,200	5,524,933
Ebara Corp.	109,100	2,909,405
EDION Corp.	16,100	211,787
eGuarantee Inc.	6,900	71,172
Eiken Chemical Co. Ltd.	7,700	117,699
Eisai Co. Ltd.	62,600	1,859,256
Eizo Corp.	8,800	124,917
Elecom Co. Ltd.	10,700	125,125
Electric Power Development Co. Ltd.	35,600	676,604
en, Inc.	6,900	69,600
ENEOS Holdings Inc.	639,200	4,032,529
ES-Con Japan Ltd.	8,200	53,258
Exedy Corp.	6,500	218,400
EXEO Group Inc.	40,600	585,564
Ezaki Glico Co. Ltd.	12,500	399,455
FANUC Corp.	219,100	7,311,678
Fast Retailing Co. Ltd.	44,900	16,483,676
FCC Co. Ltd.	10,100	204,020
Ferrotec Corp.	10,300	337,642
Financial Products Group Co. Ltd.	12,600	174,667
Food & Life Companies Ltd.	25,700	1,253,476
FP Corp.	11,400	185,252
Freee KK(a)(b)	10,800	241,088
Frontier Real Estate Investment Corp.	634	372,397
Fuji Co. Ltd./Ehime	6,100	77,904
Fuji Corp./Aichi	18,000	349,322
Fuji Electric Co. Ltd.	31,200	2,228,346

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Fuji Kyuko Co. Ltd.	6,100	$98,097
Fuji Media Holdings Inc.	10,600	236,129
Fuji Oil Co. Ltd.	11,700	242,004
Fuji Seal International Inc.	9,000	158,243
FUJIFILM Holdings Corp.	263,400	6,104,739
Fujikura Ltd.	58,800	8,007,033
Fujimi Inc.	13,700	214,244
Fujita Kanko Inc.	1,300	94,114
Fujitec Co. Ltd.	14,600	535,712
Fujitsu Ltd.	413,300	10,770,779
Fukuda Denshi Co. Ltd.	4,300	194,525
Fukuoka Financial Group Inc.	41,232	1,198,217
Fukuoka REIT Corp.	147	180,276
Fukuyama Transporting Co. Ltd.	6,300	156,489
Funai Soken Holdings Inc.	10,200	160,687
Furukawa Electric Co. Ltd.	15,500	1,097,178
Furuno Electric Co. Ltd.	5,500	319,085
Furuya Metal Co. Ltd.	4,500	82,990
Fuso Chemical Co. Ltd.	5,700	188,969
Future Corp.	11,800	166,377
Fuyo General Lease Co. Ltd.	11,900	311,120
Galilei Co. Ltd.	5,900	137,235
GENDA Inc.(a)(b)	20,300	97,309
Genky DrugStores Co. Ltd.(b)	4,100	136,480
Global One Real Estate Investment Corp.	264	242,732
Glory Ltd.	9,200	219,828
GLP J-REIT	1,091	988,986
GMO Financial Holdings Inc.	9,500	55,435
GMO internet group Inc.	13,700	306,842
GMO Payment Gateway Inc.	10,400	567,323
GNI Group Ltd.(a)(b)	11,600	182,872
Goldcrest Co. Ltd.	3,600	78,038
Goldwin Inc.	15,200	251,072
Gree Inc.	8,800	22,987
GS Yuasa Corp.	18,500	516,604
GungHo Online Entertainment Inc.	10,300	174,181
Gunma Bank Ltd. (The)	76,800	798,307
Gunze Ltd.	7,800	192,135
H.U. Group Holdings Inc.	14,500	353,805
H2O Retailing Corp.	22,100	298,996
Hachijuni Bank Ltd. (The)	84,600	852,188
Hakuhodo DY Holdings Inc.	51,200	370,604
Hakuto Co. Ltd.	3,000	75,027
Halows Co. Ltd.	2,200	62,369
Hamakyorex Co. Ltd.	13,400	132,921
Hamamatsu Photonics KK	66,500	744,349
Hankyu Hanshin Holdings Inc.	56,300	1,511,878
Hankyu Hanshin REIT Inc.	151	173,675
Hanwa Co. Ltd.	9,700	404,592
Happinet Corp.	4,100	167,008
Harmonic Drive Systems Inc.	14,300	263,291
Haseko Corp.	55,400	894,654
Hazama Ando Corp.	34,600	387,161
Heiwa Corp.	14,400	187,191
Heiwa Real Estate Co. Ltd.	11,000	160,992
Heiwa Real Estate REIT Inc.	245	245,309
Heiwado Co. Ltd.	6,100	112,208
Hiday Hidaka Corp.	7,800	166,499
Hikari Tsushin Inc.	4,200	1,112,522
Hino Motors Ltd.(a)	58,900	133,802
Hioki EE Corp	2,000	76,824
Hirogin Holdings Inc.	58,600	547,490
Security	Shares	Value
Japan (continued)
Hirose Electric Co. Ltd.	6,900	$924,374
HIS Co. Ltd.	12,400	105,267
Hisamitsu Pharmaceutical Co. Inc.	12,000	311,924
Hitachi Construction Machinery Co. Ltd.	23,100	751,835
Hitachi Ltd.	1,079,600	36,878,034
Hogy Medical Co. Ltd.	6,200	215,236
Hokkaido Electric Power Co. Inc.(b)	40,400	281,161
Hokuetsu Corp.(b)	17,600	93,338
Hokuhoku Financial Group Inc.	23,300	570,795
Hokuriku Electric Power Co.	40,200	223,571
Honda Motor Co. Ltd.	936,700	9,467,455
Horiba Ltd.	8,500	789,719
Hoshino Resorts REIT Inc.	140	233,949
Hoshizaki Corp.	25,400	893,704
Hosiden Corp.	10,600	168,976
House Foods Group Inc.	12,100	226,743
Hoya Corp.	80,800	13,124,506
Hulic Co. Ltd.	106,300	1,098,223
Hulic REIT Inc.	330	367,292
Hyakugo Bank Ltd. (The)	52,200	323,726
Hyakujushi Bank Ltd. (The)	5,300	185,543
Ibiden Co. Ltd.	27,300	2,569,600
Ichibanya Co. Ltd.	11,900	69,461
Ichigo Inc.	59,400	144,806
Ichigo Office REIT Investment Corp.	255	157,056
Idec Corp./Japan	7,800	118,737
Idemitsu Kosan Co. Ltd.	187,135	1,301,290
IDOM Inc.	14,800	110,478
IHI Corp.	240,900	4,987,616
Iida Group Holdings Co. Ltd.	38,200	584,970
Iino Kaiun Kaisha Ltd.	14,500	118,263
Imperial Hotel Ltd.(b)	13,400	95,729
Inaba Denki Sangyo Co. Ltd.	12,300	362,198
Inabata & Co. Ltd.	12,000	268,760
Industrial & Infrastructure Fund Investment Corp.	564	524,014
Infomart Corp.	45,100	95,701
Infroneer Holdings Inc.	40,100	429,596
Inpex Corp.	206,100	3,802,982
Insource Co. Ltd.	9,500	53,709
Integral Corp.	2,800	61,995
Internet Initiative Japan Inc.	24,000	433,020
Invincible Investment Corp.	1,755	784,123
Ise Chemicals Corp.	600	122,476
Isetan Mitsukoshi Holdings Ltd.	77,400	1,214,722
Isuzu Motors Ltd.	128,100	1,571,823
Ito En Ltd.	11,500	237,027
ITOCHU Corp.	279,100	16,166,380
Itochu Enex Co. Ltd.	11,700	138,041
Itochu-Shokuhin Co. Ltd.	1,300	79,019
Itoham Yonekyu Holdings Inc.	6,980	249,585
Itoki Corp.	10,300	166,146
Iwatani Corp.	41,900	436,210
Iyogin Holdings Inc., NVS	54,500	851,611
Izumi Co. Ltd.	9,100	169,638
J Front Retailing Co. Ltd.	55,400	833,252
JAC Recruitment Co. Ltd.	11,900	78,374
Jaccs Co. Ltd.	5,800	151,701
JAFCO Group Co. Ltd.	12,800	200,063
Japan Airlines Co. Ltd.	34,900	628,737
Japan Airport Terminal Co. Ltd.	13,600	422,571
Japan Aviation Electronics Industry Ltd.	11,200	167,270
Japan Elevator Service Holdings Co. Ltd.	29,500	347,278

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Japan Excellent Inc.	307	$293,035
Japan Exchange Group Inc.	233,300	2,601,566
Japan Hotel REIT Investment Corp.	1,160	675,751
Japan Lifeline Co. Ltd.	13,900	131,940
Japan Logistics Fund Inc.	590	382,015
Japan Material Co. Ltd.	14,100	176,165
Japan Metropolitan Fund Invest	1,740	1,346,015
Japan Petroleum Exploration Co. Ltd.	28,300	236,518
Japan Post Bank Co. Ltd.	422,200	4,730,784
Japan Post Holdings Co. Ltd.	419,600	3,932,093
Japan Post Insurance Co. Ltd.	45,600	1,179,321
Japan Prime Realty Investment Corp.	740	503,394
Japan Pulp & Paper Co. Ltd.	12,800	60,062
Japan Real Estate Investment Corp.	1,533	1,264,377
Japan Securities Finance Co. Ltd.	18,200	209,000
Japan Steel Works Ltd. (The)	14,400	943,102
Japan Tobacco Inc.	283,800	9,885,572
Japan Wool Textile Co. Ltd. (The)	14,600	154,001
JCU Corp.	4,400	129,774
Jeol Ltd.	10,300	346,154
JFE Holdings Inc.	136,400	1,563,173
JGC Holdings Corp.	51,800	523,930
JINS Holdings Inc.	3,400	171,644
JMDC Inc.	6,000	190,152
Joyful Honda Co. Ltd.	13,500	178,561
JTEKT Corp.	48,800	488,197
Juroku Financial Group Inc.	7,400	269,509
Justsystems Corp.	5,200	167,948
JVCKenwood Corp.	31,200	249,983
JX Advanced Metals Corp.	131,100	1,742,097
K&O Energy Group Inc.	3,500	78,903
Kadokawa Corp.	19,200	431,062
Kaga Electronics Co. Ltd.	10,200	236,194
Kagome Co. Ltd.	18,700	323,074
Kajima Corp.	99,200	3,197,987
Kakaku.com Inc.	30,100	535,103
Kaken Pharmaceutical Co. Ltd.	5,600	133,198
Kameda Seika Co. Ltd.	4,300	107,188
Kamigumi Co. Ltd.	18,500	555,337
Kanadevia Corp.	40,200	297,869
Kanamoto Co. Ltd.	7,300	170,018
Kandenko Co. Ltd.	23,100	705,986
Kaneka Corp.	11,500	317,280
Kanematsu Corp.	17,600	356,327
Kansai Electric Power Co. Inc. (The)	224,500	3,502,234
Kansai Paint Co. Ltd.	33,800	542,504
Kao Corp.	110,400	4,672,087
Kasumigaseki Capital Co. Ltd.(b)	3,200	174,450
Katitas Co. Ltd.	12,400	201,587
Kato Sangyo Co. Ltd.	5,600	214,964
Kawasaki Heavy Industries Ltd.	35,400	2,834,711
Kawasaki Kisen Kaisha Ltd.	79,300	1,136,175
KDDI Corp.	737,100	11,749,631
KDX Realty Investment Corp.	956	1,058,441
KeePer Technical Laboratory Co. Ltd.(b)	3,600	85,756
Keihan Holdings Co. Ltd.	22,600	457,862
Keihanshin Building Co. Ltd.	4,300	48,355
Keikyu Corp.	51,800	483,250
Keio Corp.	22,900	543,133
Keisei Electric Railway Co. Ltd.	91,300	728,711
Keiyo Bank Ltd. (The)	22,500	189,824
Kewpie Corp.	23,300	645,887
Security	Shares	Value
Japan (continued)
Keyence Corp.	46,000	$17,072,187
KH Neochem Co. Ltd.	9,100	162,735
Kikkoman Corp.	161,900	1,289,215
Kinden Corp.	28,100	1,125,606
Kintetsu Group Holdings Co. Ltd.	40,900	776,160
Kirin Holdings Co. Ltd.	183,600	2,581,915
Kissei Pharmaceutical Co. Ltd.	6,900	180,187
Kitz Corp.	12,300	137,890
Kiyo Bank Ltd. (The)	13,400	260,988
Kobayashi Pharmaceutical Co. Ltd.	12,100	402,326
Kobe Bussan Co. Ltd.	35,900	833,027
Kobe Steel Ltd.	82,200	967,442
Koei Tecmo Holdings Co. Ltd.	16,772	225,750
Kohnan Shoji Co. Ltd.	5,300	128,314
Koito Manufacturing Co. Ltd.	45,100	671,549
Kokusai Electric Corp., NVS	42,000	1,534,740
Kokuyo Co. Ltd.	66,800	383,325
Komatsu Ltd.	225,300	7,536,499
KOMEDA Holdings Co. Ltd.	11,200	211,011
Komeri Co. Ltd.	8,400	174,758
Konami Group Corp.	23,400	3,896,923
Konica Minolta Inc.	111,600	383,228
Konishi Co. Ltd.	12,700	101,650
Konoike Transport Co. Ltd.	7,100	146,845
Kose Corp.	7,900	302,653
Koshidaka Holdings Co. Ltd.	12,400	94,856
Kotobuki Spirits Co. Ltd.	25,100	300,928
Kraftia Corp.	10,800	571,297
Krosaki Harima Corp.	4,800	128,722
K's Holdings Corp.	33,300	330,112
Kubota Corp.	229,700	2,973,962
Kumagai Gumi Co. Ltd.	33,300	302,350
Kumiai Chemical Industry Co. Ltd.	21,000	92,901
Kura Sushi Inc.	4,700	101,240
Kurabo Industries Ltd.	2,700	122,767
Kuraray Co. Ltd.	67,400	730,384
Kureha Corp.	7,700	184,076
Kurita Water Industries Ltd.	23,500	890,273
Kusuri no Aoki Holdings Co. Ltd.	11,600	293,930
KYB Corp.	9,600	243,445
Kyocera Corp.	302,800	4,017,973
Kyoei Steel Ltd.	4,800	71,459
Kyokuto Kaihatsu Kogyo Co. Ltd.	7,100	118,816
Kyorin Pharmaceutical Co. Ltd.	10,900	99,356
Kyoritsu Maintenance Co. Ltd.	12,500	243,273
Kyoto Financial Group Inc.	54,200	1,098,003
Kyowa Kirin Co. Ltd.	54,300	840,783
Kyushu Electric Power Co. Inc.	100,500	986,333
Kyushu Financial Group Inc.	76,300	437,304
Kyushu Railway Co.	32,700	829,299
LaSalle Logiport REIT	404	391,189
Lasertec Corp.	18,600	3,776,399
Leopalace21 Corp.	34,800	142,117
Life Corp.	9,700	152,177
Lifedrink Co. Inc.	6,100	79,375
Lifenet Insurance Co.(a)(b)	13,400	163,405
Lintec Corp.	11,400	289,722
Lion Corp.	59,600	587,300
Lixil Corp.	67,500	748,141
LY Corp.	672,000	1,974,682
M&A Capital Partners Co. Ltd.	5,300	101,203
M&A Research Institute Holdings Inc., NVS(b)	8,200	67,259

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
M3 Inc.	101,900	$1,428,113
Mabuchi Motor Co. Ltd.	22,700	401,018
Macnica Holdings Inc.	32,200	458,423
Maeda Kosen Co. Ltd.	11,400	142,425
Makino Milling Machine Co. Ltd.	5,000	363,377
Makita Corp.	52,500	1,587,145
Mani Inc.	15,800	151,153
Marubeni Corp.	332,100	8,161,697
Maruha Nichiro Corp.	9,500	212,357
Marui Group Co. Ltd.	40,800	782,476
Maruichi Steel Tube Ltd.	37,100	313,691
Maruwa Co. Ltd./Aichi	2,100	593,748
Maruzen Showa Unyu Co. Ltd.	3,200	143,995
Matsuda Sangyo Co. Ltd.	3,600	96,666
Matsui Securities Co. Ltd.	26,900	133,999
MatsukiyoCocokara & Co.	78,490	1,422,252
Matsuyafoods Holdings Co. Ltd.	1,700	64,532
Max Co. Ltd.	5,800	210,238
Maxell Ltd.	10,400	150,757
Maxvalu Tokai Co. Ltd.	2,400	54,406
Mazda Motor Corp.	146,200	1,007,442
McDonald's Holdings Co. Japan Ltd.(b)	20,100	786,311
MCJ Co. Ltd.	14,000	132,062
Mebuki Financial Group Inc.	202,290	1,262,211
Medipal Holdings Corp.	41,700	678,476
Medley Inc.(a)(b)	5,300	72,347
Megachips Corp.	3,000	157,240
Megmilk Snow Brand Co. Ltd.	12,000	220,088
Meidensha Corp.	8,400	332,666
MEIJI Holdings Co. Ltd.	54,800	1,054,897
Meiko Electronics Co. Ltd.	4,000	263,074
MEITEC Group Holdings Inc.	14,600	299,279
Menicon Co. Ltd.	13,700	106,806
Mercari Inc.(a)	24,900	369,226
Metaplanet Inc.(a)	112,900	355,887
METAWATER Co. Ltd.	5,100	109,464
Micronics Japan Co. Ltd.	6,300	371,587
Milbon Co. Ltd.	6,400	96,127
Minebea Mitsumi Inc.	86,500	1,709,565
Mirai Corp.	465	145,659
Mirai Industry Co. Ltd.	3,200	69,182
Mirait One Corp.	17,000	329,414
MISUMI Group Inc.	65,400	1,019,653
Mitani Sekisan Co. Ltd.	1,800	87,956
Mitsubishi Chemical Group Corp.	301,400	1,574,386
Mitsubishi Corp.	758,500	18,213,594
Mitsubishi Electric Corp.	446,800	12,685,808
Mitsubishi Estate Co. Ltd.	252,000	5,340,353
Mitsubishi Estate Logistics REIT Investment Corp.	386	309,252
Mitsubishi Gas Chemical Co. Inc.	34,900	645,689
Mitsubishi HC Capital Inc.	210,000	1,642,760
Mitsubishi Heavy Industries Ltd.	755,300	22,802,258
Mitsubishi Logisnext Co. Ltd.	8,400	83,649
Mitsubishi Logistics Corp.	57,100	414,034
Mitsubishi Materials Corp.	29,800	573,764
Mitsubishi Motors Corp.	140,200	341,657
Mitsubishi Pencil Co. Ltd.	6,600	87,548
Mitsubishi Research Institute Inc.	1,600	50,586
Mitsubishi UFJ Financial Group Inc.	2,697,600	40,747,968
Mitsuboshi Belting Ltd.	7,400	178,181
Mitsui & Co. Ltd.	582,200	14,317,241
Mitsui Chemicals Inc.	40,600	958,523
Security	Shares	Value
Japan (continued)
Mitsui DM Sugar Co. Ltd.	3,200	$63,019
Mitsui E&S Co. Ltd.	23,600	959,458
Mitsui Fudosan Accommodations Fund, Inc.	564	475,301
Mitsui Fudosan Co. Ltd.	622,700	6,483,801
Mitsui Fudosan Logistics Park Inc.	716	519,005
Mitsui High-Tec Inc.	25,100	125,187
Mitsui Kinzoku Co. Ltd.	13,700	1,395,448
Mitsui OSK Lines Ltd.	81,300	2,415,554
Mitsui-Soko Holdings Co. Ltd.	14,300	375,279
Mitsuuroko Group Holdings Co. Ltd.	7,600	103,839
Miura Co. Ltd.	19,200	371,782
Mixi Inc.	9,200	185,653
Mizuho Financial Group Inc.	591,720	19,819,935
Mizuho Leasing Co. Ltd.	27,600	221,111
Mizuno Corp.	12,500	225,501
Mochida Pharmaceutical Co. Ltd.	5,000	95,517
Modec Inc.	11,100	720,047
Monex Group Inc.	40,100	184,205
Money Forward Inc.(a)	10,200	297,108
Monogatari Corp. (The)	8,100	202,520
MonotaRO Co. Ltd.	58,500	816,198
Mori Hills REIT Investment Corp.	363	344,328
Mori Trust REIT Inc.	564	284,413
Morinaga & Co. Ltd./Japan	14,500	249,846
Morinaga Milk Industry Co. Ltd.	13,900	300,047
Morita Holdings Corp.	7,500	113,387
MOS Food Services Inc.	6,300	158,001
MS&AD Insurance Group Holdings Inc.	302,100	6,227,628
MTG Co. Ltd.	2,800	67,477
Murata Manufacturing Co. Ltd.	394,100	8,497,156
Musashi Seimitsu Industry Co. Ltd.	11,800	266,209
Musashino Bank Ltd. (The)	5,800	156,035
Nabtesco Corp.	25,900	648,786
Nachi-Fujikoshi Corp.	2,200	56,277
Nagase & Co. Ltd.	18,200	397,456
Nagawa Co. Ltd.(b)	2,500	97,028
Nagoya Railroad Co. Ltd.	46,300	506,474
Nakanishi Inc.	15,000	198,603
Namura Shipbuilding Co. Ltd.	10,900	369,685
Nankai Electric Railway Co. Ltd.	24,000	433,516
Nanto Bank Ltd. (The)	6,600	219,512
NEC Corp.	300,400	10,910,539
Nexon Co. Ltd.	78,500	1,600,967
Nextage Co. Ltd.	12,300	184,830
NGK Insulators Ltd.	53,600	904,315
NH Foods Ltd.	19,600	723,882
NHK Spring Co. Ltd.	39,900	748,040
Nichias Corp.	12,100	451,503
Nichicon Corp.	10,700	107,357
Nichiden Corp.	2,900	46,682
Nichiha Corp.	4,900	87,155
Nichirei Corp.	46,000	544,519
Nidec Corp.	196,900	2,395,638
Nifco Inc./Japan	17,700	512,938
Nihon Kohden Corp.	40,300	465,748
Nihon M&A Center Holdings Inc.	68,900	324,504
Nihon Parkerizing Co. Ltd.	21,100	183,268
Nikkon Holdings Co. Ltd.(b)	21,400	482,657
Nikon Corp.	60,800	709,091
Nintendo Co. Ltd.	259,700	22,149,784
Nippn Corp., New	11,000	156,387
Nippon Building Fund Inc.	1,808	1,668,273

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nippon Densetsu Kogyo Co. Ltd.	10,100	$188,424
Nippon Electric Glass Co. Ltd.	13,700	461,235
Nippon Express Holdings Inc.	51,500	1,095,677
Nippon Gas Co. Ltd.	25,100	480,503
Nippon Kanzai Holdings Co. Ltd.	4,400	74,878
Nippon Kayaku Co. Ltd.	33,200	303,594
Nippon Light Metal Holdings Co. Ltd.	13,410	195,280
Nippon Paint Holdings Co. Ltd.	216,500	1,377,161
Nippon Paper Industries Co. Ltd.	26,200	196,015
Nippon Prologis REIT Inc.	1,654	962,013
Nippon REIT Investment Corp.	378	238,681
Nippon Sanso Holdings Corp.	41,000	1,361,684
Nippon Shinyaku Co. Ltd.	14,500	303,392
Nippon Shokubai Co. Ltd.	25,900	300,086
Nippon Soda Co. Ltd.	10,600	234,991
Nippon Steel Corp.	1,140,140	4,699,688
Nippon Television Holdings Inc.	13,500	327,543
Nippon Yusen KK	102,000	3,522,400
Nipro Corp.	33,000	322,124
Nishimatsu Construction Co. Ltd.	7,700	264,494
Nishimatsuya Chain Co. Ltd.	8,700	116,406
Nishi-Nippon Financial Holdings Inc.	26,600	454,548
Nishi-Nippon Railroad Co. Ltd.	11,500	167,059
Nishio Holdings Co. Ltd.	5,900	167,847
Nissan Chemical Corp.	29,300	989,920
Nissan Motor Co. Ltd.(a)	519,400	1,187,210
Nissan Shatai Co. Ltd.	18,600	123,836
Nissha Co. Ltd.	9,100	79,062
Nisshin Oillio Group Ltd. (The)	6,500	214,768
Nisshin Seifun Group Inc.	46,600	526,836
Nisshinbo Holdings Inc.	28,100	222,068
Nissin Foods Holdings Co. Ltd.	46,000	830,385
Nissui Corp.	63,700	443,799
Niterra Co. Ltd.	36,000	1,476,831
Nitori Holdings Co. Ltd.	92,000	1,490,602
Nitta Corp.	5,800	152,033
Nittetsu Mining Co. Ltd.	12,000	131,435
Nitto Boseki Co. Ltd.	5,900	333,023
Nitto Denko Corp.	167,400	4,169,072
Nitto Kogyo Corp.	6,000	143,684
Noevir Holdings Co. Ltd.	3,900	110,680
NOF Corp.	46,500	827,446
Nohmi Bosai Ltd.	6,100	149,985
Nojima Corp.	38,300	282,801
NOK Corp.	16,700	296,534
Nomura Co. Ltd.	20,100	133,707
Nomura Holdings Inc.	708,200	5,053,785
Nomura Micro Science Co. Ltd.	7,200	183,425
Nomura Real Estate Holdings Inc.	125,300	715,572
Nomura Real Estate Master Fund Inc.	942	1,005,108
Nomura Research Institute Ltd.	88,210	3,406,057
Noritake Co. Ltd.	6,200	194,205
Noritsu Koki Co. Ltd.	11,700	127,004
Noritz Corp.	8,300	107,772
North Pacific Bank Ltd.	53,600	251,027
NS Solutions Corp.	14,000	352,756
NS United Kaiun Kaisha Ltd.	3,600	128,704
NSD Co. Ltd.	14,700	314,075
NSK Ltd.	75,900	382,461
NTN Corp.	105,500	235,534
NTT Inc.	7,055,400	7,261,796
NTT UD REIT Investment Corp.	345	305,506
Security	Shares	Value
Japan (continued)
Nxera Pharma Co. Ltd.(a)(b)	17,400	$101,217
Obara Group Inc.	1,900	51,656
Obayashi Corp.	152,700	2,583,293
OBIC Business Consultants Co. Ltd.	7,700	440,674
Obic Co. Ltd.	75,200	2,332,785
Odakyu Electric Railway Co. Ltd.	70,300	743,514
Ogaki Kyoritsu Bank Ltd. (The)	10,800	258,532
Ohsho Food Service Corp.	8,700	190,156
Oiles Corp.	3,800	55,663
Oji Holdings Corp.	176,500	890,510
Okamoto Industries Inc.	1,600	52,361
Okamura Corp.	14,400	210,658
Okasan Securities Group Inc.	35,900	160,885
Oki Electric Industry Co. Ltd.	19,200	229,389
Okinawa Cellular Telephone Co.	11,000	183,377
OKUMA Corp.	11,100	247,117
Okumura Corp.	7,200	228,242
Olympus Corp.	269,700	3,319,188
Omron Corp.	41,600	1,160,006
Ono Pharmaceutical Co. Ltd.	90,400	1,103,188
Onward Holdings Co. Ltd.	23,400	98,204
Open House Group Co. Ltd.	17,400	837,339
Open Up Group Inc.	12,200	136,095
Optorun Co. Ltd.	6,100	67,164
Oracle Corp./Japan	9,300	857,365
Organo Corp.	6,700	574,988
Orient Corp.	11,950	74,685
Oriental Land Co. Ltd./Japan	253,100	5,122,154
ORIX Corp.	275,000	6,727,059
Orix JREIT Inc.	1,198	810,902
Osaka Gas Co. Ltd.	85,500	2,690,244
Osaka Soda Co. Ltd.	18,600	198,456
Osaka Steel Co. Ltd.(b)	5,400	90,835
OSG Corp.	14,200	205,876
Otsuka Corp.	51,700	1,022,112
Otsuka Holdings Co. Ltd.	101,900	5,545,805
Pacific Industrial Co. Ltd.	12,200	243,300
PAL GROUP Holdings Co. Ltd.	20,700	266,355
PALTAC Corp.	7,200	212,346
Pan Pacific International Holdings Corp.	449,500	2,673,899
Panasonic Holdings Corp.	547,200	6,358,040
Paramount Bed Holdings Co. Ltd.	9,100	208,397
Park24 Co. Ltd.	31,400	366,962
Pasona Group Inc.	3,700	45,753
Penta-Ocean Construction Co. Ltd.	62,400	571,272
PeptiDream Inc.(a)(b)	21,000	212,626
Persol Holdings Co. Ltd.	381,600	633,023
PHC Holdings Corp.	3,900	25,493
Pigeon Corp.	25,900	292,970
PILLAR Corp./Japan	4,200	132,264
Pilot Corp.	6,900	208,353
Piolax Inc.	8,300	92,482
PKSHA Technology Inc.(a)(b)	5,600	162,080
Plus Alpha Consulting Co. Ltd.	5,300	81,250
Pola Orbis Holdings Inc.	22,900	197,303
Prestige International Inc.	23,300	100,061
Prima Meat Packers Ltd.	9,000	144,576
Raito Kogyo Co. Ltd.	9,400	196,722
Raiznext Corp.	8,600	106,851
Rakus Co. Ltd.	40,200	324,527
Rakuten Bank Ltd., NVS(a)	22,600	1,240,454
Rakuten Group Inc.(a)	362,400	2,370,894

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Recruit Holdings Co. Ltd.	313,000	$15,521,023
Relo Group Inc.	18,700	201,303
Renesas Electronics Corp.	396,000	4,890,428
Rengo Co. Ltd.	44,700	272,242
Resona Holdings Inc.	489,300	4,717,378
Resonac Holdings Corp.	40,600	1,581,765
Resorttrust Inc.	38,300	451,335
Restar Corp.	4,500	75,284
Ricoh Co. Ltd.	122,600	1,051,759
Ricoh Leasing Co. Ltd.	4,700	172,608
Rigaku Holdings Corp.	26,000	166,440
Riken Keiki Co. Ltd.	8,600	195,873
Riken Vitamin Co. Ltd.	3,700	67,170
Rinnai Corp.	22,800	516,777
Riso Kagaku Corp.	13,500	102,333
Rohm Co. Ltd.	76,800	1,229,850
Rohto Pharmaceutical Co. Ltd.	41,700	646,770
Roland Corp.	2,600	55,080
Rorze Corp.	25,100	349,527
Round One Corp.	41,200	295,824
Royal Holdings Co. Ltd.	6,900	114,592
RS Technologies Co. Ltd.	3,500	87,253
Ryohin Keikaku Co. Ltd.	117,700	2,420,293
Ryoyo Ryosan Holdings Inc.	7,596	146,368
S Foods Inc.	5,800	94,135
Saizeriya Co. Ltd.	8,000	261,584
Sakai Moving Service Co. Ltd.	6,800	124,322
Sakata INX Corp.	10,000	147,618
Sakata Seed Corp.	7,400	189,611
Sakura Internet Inc.(b)	5,500	122,719
Samty Residential Investment Corp.	52	38,041
San-A Co. Ltd.	10,000	173,947
San-Ai Obbli Co. Ltd.	11,900	157,614
SanBio Co. Ltd.(a)(b)	12,400	227,410
Sangetsu Corp.	11,600	226,825
San-In Godo Bank Ltd. (The)	36,100	317,416
Sanken Electric Co. Ltd.(a)	5,700	273,963
Sanki Engineering Co. Ltd.(b)	10,000	343,660
Sankyo Co. Ltd.	45,900	796,244
Sankyu Inc.	11,200	571,873
Sanrio Co. Ltd.	42,700	1,976,086
Sansan Inc.(a)(b)	16,300	192,277
Santen Pharmaceutical Co. Ltd.	78,600	770,105
Sanwa Holdings Corp.	44,600	1,216,318
Sanyo Chemical Industries Ltd.	3,700	100,673
Sanyo Denki Co. Ltd.	5,400	138,083
Sapporo Holdings Ltd.	15,200	730,458
Sawai Group Holdings Co. Ltd.	22,900	273,478
SBI Holdings Inc.	66,100	2,953,812
SBS Holdings Inc.	5,400	118,755
SCREEN Holdings Co. Ltd.	19,300	1,829,595
SCSK Corp.	37,500	1,377,998
Secom Co. Ltd.	98,400	3,326,393
Sega Sammy Holdings Inc.	38,300	708,692
Seibu Holdings Inc.	50,100	1,760,916
Seiko Epson Corp.	69,700	883,141
Seiko Group Corp.	6,500	298,505
Seino Holdings Co. Ltd.	23,300	329,275
Seiren Co. Ltd.	13,900	284,648
Sekisui Chemical Co. Ltd.	86,500	1,498,550
Sekisui House Ltd.	140,100	3,005,882
Sekisui House REIT Inc.	893	459,599
Security	Shares	Value
Japan (continued)
Senko Group Holdings Co. Ltd.	30,700	$400,701
Senshu Electric Co. Ltd.	3,200	93,732
Senshu Ikeda Holdings Inc.	52,600	227,040
Septeni Holdings Co. Ltd.(b)	22,400	59,487
Seria Co. Ltd.	9,300	177,089
Seven & i Holdings Co. Ltd.	489,500	6,226,339
Seven Bank Ltd.	132,800	243,954
SG Holdings Co. Ltd.	74,400	683,847
Sharp Corp./Japan(a)(b)	62,000	344,172
Shibaura Machine Co. Ltd.	6,500	180,499
Shibaura Mechatronics Corp.	3,200	376,924
Shibuya Corp.	3,400	75,430
SHIFT Inc.(a)	41,000	282,616
Shiga Bank Ltd. (The)	9,100	367,588
Shikoku Electric Power Co. Inc.	37,800	337,492
Shikoku Kasei Holdings Corp.	5,100	90,788
Shimadzu Corp.	55,500	1,492,143
Shimamura Co. Ltd.	10,900	702,720
Shimano Inc.	17,900	1,875,308
Shimizu Corp.	116,100	1,558,428
Shin Nippon Air Technologies Co. Ltd.	6,200	123,812
Shinagawa Refra Co. Ltd.	7,600	91,089
Shin-Etsu Chemical Co. Ltd.	398,200	11,969,465
Shin-Etsu Polymer Co. Ltd.	8,500	106,445
Shinmaywa Industries Ltd.	13,800	179,469
Shinnihon Corp.	7,200	82,751
Shionogi & Co. Ltd.	179,700	3,014,035
Ship Healthcare Holdings Inc.	16,800	251,318
Shiseido Co. Ltd.	91,800	1,546,266
Shizuoka Financial Group Inc., NVS	100,000	1,346,761
Shizuoka Gas Co. Ltd.	4,800	35,100
SHO-BOND Holdings Co. Ltd.	9,700	307,796
Shochiku Co. Ltd.(b)	2,200	176,961
Shoei Co. Ltd.	12,700	134,901
Showa Sangyo Co. Ltd.	6,200	118,349
Simplex Holdings Inc.	10,000	278,837
Sinfonia Technology Co. Ltd.	5,500	378,549
Sinko Industries Ltd.	11,600	96,915
SKY Perfect JSAT Holdings Inc.	39,700	390,647
Skylark Holdings Co. Ltd.	52,200	944,349
SMC Corp.	13,800	4,724,049
SMS Co. Ltd.	16,100	138,767
Socionext Inc.	42,200	949,692
SoftBank Corp.	6,750,100	9,591,878
SoftBank Group Corp.	225,000	39,480,417
Sojitz Corp.	51,820	1,374,808
Sompo Holdings Inc.	208,500	6,354,134
Sony Financial Holdings Inc.(a)	1,454,000	1,466,171
Sony Group Corp.	1,448,900	40,351,256
SOSiLA Logistics REIT Inc.	158	126,485
Sotetsu Holdings Inc.	16,500	276,594
Square Enix Holdings Co. Ltd.	55,300	1,069,767
Stanley Electric Co. Ltd.	23,400	459,628
Star Asia Investment Corp.	626	249,144
Star Micronics Co. Ltd.	6,900	74,362
Starts Corp. Inc.	8,300	257,830
Subaru Corp.	138,000	2,935,691
Sugi Holdings Co. Ltd.	22,500	485,887
SUMCO Corp.	85,400	870,296
Sumitomo Bakelite Co. Ltd.	16,300	542,171
Sumitomo Chemical Co. Ltd.	358,400	1,054,171
Sumitomo Corp.	257,200	7,482,191

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sumitomo Densetsu Co. Ltd.	4,500	$283,182
Sumitomo Electric Industries Ltd.	168,400	6,139,427
Sumitomo Forestry Co. Ltd.	112,000	1,165,110
Sumitomo Heavy Industries Ltd.	25,900	692,477
Sumitomo Metal Mining Co. Ltd.	57,800	1,890,779
Sumitomo Mitsui Financial Group Inc.	868,100	23,502,757
Sumitomo Mitsui Trust Group Inc.	150,100	4,122,729
Sumitomo Osaka Cement Co. Ltd.	7,500	187,351
Sumitomo Pharma Co. Ltd.(a)	36,900	402,282
Sumitomo Realty & Development Co. Ltd.	72,500	3,095,532
Sumitomo Riko Co. Ltd.	12,000	203,072
Sumitomo Rubber Industries Ltd.	39,000	456,745
Sumitomo Warehouse Co. Ltd. (The)	12,600	265,757
Sun Corp.(b)	2,500	139,998
Sun Frontier Fudousan Co. Ltd.	6,000	88,882
Sundrug Co. Ltd.	15,100	407,605
Suntory Beverage & Food Ltd.	32,700	989,818
Suruga Bank Ltd.	34,000	340,344
Suzuken Co. Ltd.	13,400	508,886
Suzuki Motor Corp.	368,600	5,502,782
SWCC Corp.	7,900	383,828
Synspective Inc., NVS(a)(b)	2,300	14,120
Sysmex Corp.	115,800	1,290,887
Systena Corp.	64,100	220,592
T Hasegawa Co. Ltd.	8,700	152,428
T&D Holdings Inc.	115,100	2,471,832
Tadano Ltd.	24,000	166,686
Taihei Dengyo Kaisha Ltd.	10,800	151,433
Taiheiyo Cement Corp.	27,500	746,116
Taikisha Ltd.	13,600	269,251
Taisei Corp.	37,000	2,692,169
Taiyo Holdings Co. Ltd.	8,500	454,694
Taiyo Yuden Co. Ltd.	29,900	849,214
Takamatsu Construction Group Co. Ltd.	2,900	63,648
Takara Bio Inc.	10,500	62,791
Takara Holdings Inc.	33,500	341,205
Takara Leben Real Estate Investment Corp.	148	89,230
Takara Standard Co. Ltd.	10,100	163,129
Takasago International Corp.	11,500	112,390
Takasago Thermal Engineering Co. Ltd.	22,100	655,799
Takashimaya Co. Ltd.	66,800	714,516
Takeda Pharmaceutical Co. Ltd.	374,500	10,106,816
Takeuchi Manufacturing Co. Ltd.	9,500	391,662
Takuma Co. Ltd.	12,500	191,716
Tama Home Co. Ltd.(b)	5,200	121,851
Tamron Co. Ltd.	36,200	257,076
TBS Holdings Inc.	7,800	269,315
TDK Corp.	455,200	7,953,347
TechMatrix Corp.	9,200	130,114
Teijin Ltd.	41,300	361,314
Terumo Corp.	311,400	5,026,281
THK Co. Ltd.	23,700	631,072
Timee Inc.(a)(b)	12,500	120,539
TIS Inc.	50,200	1,729,432
TKC Corp.	7,400	193,616
Toa Corp./Tokyo	14,600	223,629
Toagosei Co. Ltd.	17,900	177,565
Tobu Railway Co. Ltd.	41,800	674,149
Tocalo Co. Ltd.	13,700	200,785
Toda Corp.	51,800	348,964
Toei Animation Co. Ltd.	12,500	234,275
Toei Co. Ltd.	7,200	255,951
Security	Shares	Value
Japan (continued)
Toenec Corp.	9,000	$97,676
Toho Bank Ltd. (The)	46,100	136,430
Toho Co. Ltd./Tokyo	26,100	1,529,900
Toho Gas Co. Ltd.	15,100	450,886
Toho Holdings Co. Ltd.	12,600	404,068
Tohoku Electric Power Co. Inc.	111,300	761,539
Tokai Carbon Co. Ltd.	48,200	322,883
Tokai Corp./Gifu	3,000	41,559
TOKAI Holdings Corp.	24,700	163,525
Tokai Rika Co. Ltd.	13,600	244,316
Tokai Tokyo Financial Holdings Inc.	44,000	163,036
Token Corp.	1,400	128,432
Tokio Marine Holdings Inc.	432,000	16,110,649
Tokuyama Corp.	13,800	342,605
Tokyo Century Corp.	36,100	426,047
Tokyo Electric Power Co. Holdings Inc.(a)	354,900	1,773,598
Tokyo Electron Device Ltd.	6,300	123,090
Tokyo Electron Ltd.	105,500	23,259,607
Tokyo Gas Co. Ltd.	74,000	2,596,969
Tokyo Kiraboshi Financial Group Inc.	6,300	299,973
Tokyo Metro Co. Ltd.(b)	69,600	731,643
Tokyo Ohka Kogyo Co. Ltd.	22,400	817,455
Tokyo Seimitsu Co. Ltd.	10,000	687,935
Tokyo Steel Manufacturing Co. Ltd.	12,300	108,531
Tokyo Tatemono Co. Ltd.	43,600	814,022
Tokyotokeiba Co. Ltd.	4,200	150,601
Tokyu Construction Co. Ltd.	22,500	153,029
Tokyu Corp.	118,400	1,317,557
Tokyu Fudosan Holdings Corp.	135,400	1,091,146
Tokyu REIT Inc.	216	277,247
TOMONY Holdings Inc.	29,900	132,501
Tomy Co. Ltd.	17,600	362,063
Toppan Holdings Inc.	56,300	1,376,976
Topre Corp.	10,400	150,757
Toray Industries Inc.	319,800	1,957,953
Toridoll Holdings Corp.(b)	13,400	388,121
Tosei Corp.	6,100	129,783
Toshiba TEC Corp.	6,600	133,217
Tosoh Corp.	62,298	888,217
Totech Corp.	6,400	132,155
Totetsu Kogyo Co. Ltd.	5,700	156,443
TOTO Ltd.	31,600	801,522
Towa Corp.	17,600	269,347
Towa Pharmaceutical Co. Ltd.	5,900	108,616
Toyo Construction Co. Ltd.(b)	12,200	137,630
Toyo Seikan Group Holdings Ltd.	23,500	527,581
Toyo Suisan Kaisha Ltd.	20,700	1,500,438
Toyo Tanso Co. Ltd.	2,500	74,794
Toyo Tire Corp.	29,000	792,572
Toyobo Co. Ltd.	21,200	157,363
Toyoda Gosei Co. Ltd.	12,600	291,624
Toyota Boshoku Corp.	19,700	299,540
Toyota Industries Corp.	38,100	4,141,550
Toyota Motor Corp.	2,229,900	45,461,249
Toyota Tsusho Corp.	162,200	4,957,842
Transcosmos Inc.	6,700	158,774
TRE Holdings Corp.	9,700	97,198
Trend Micro Inc./Japan	29,200	1,490,147
Tri Chemical Laboratories Inc.	6,000	115,813
Trial Holdings Inc.(b)	6,900	92,048
Trusco Nakayama Corp.	12,800	201,813
TS Tech Co. Ltd.	15,400	182,517

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tsubakimoto Chain Co.	14,800	$207,143
Tsuburaya Fields Holdings Inc.	8,400	118,111
Tsugami Corp.	9,700	171,924
Tsumura & Co.	14,100	327,072
Tsuruha Holdings Inc.	37,500	651,402
Tsurumi Manufacturing Co. Ltd.	8,200	103,336
TV Asahi Holdings Corp.	5,100	103,782
UACJ Corp.	34,900	450,659
UBE Corp.	22,200	326,363
Ulvac Inc.	12,300	557,920
U-Next Holdings Co. Ltd.	13,400	176,867
Unicharm Corp.	263,400	1,629,692
Union Tool Co.(b)	1,600	84,933
United Super Markets Holdings Inc.	20,600	110,011
United Urban Investment Corp.	679	821,771
Ushio Inc.	14,300	237,090
USS Co. Ltd.	89,200	984,578
UT Group Co. Ltd.	6,300	112,186
Valor Holdings Co. Ltd.	11,000	201,361
Visional Inc.(a)	6,100	423,540
Wacoal Holdings Corp.	9,100	317,328
Wacom Co. Ltd.	29,800	161,749
Wakita & Co. Ltd.	7,500	86,306
Welcia Holdings Co. Ltd.	20,900	416,888
West Holdings Corp.	5,000	47,823
West Japan Railway Co.	103,500	2,127,144
WingArc1st Inc.	5,100	111,094
Workman Co. Ltd.	3,800	142,930
Yakult Honsha Co. Ltd.	60,400	904,237
Yamabiko Corp.	7,500	125,303
Yamada Holdings Co. Ltd.	110,700	332,787
Yamaguchi Financial Group Inc.	39,800	455,982
Yamaha Corp.	98,300	620,319
Yamaha Motor Co. Ltd.	212,700	1,532,453
Yamato Holdings Co. Ltd.	58,800	859,709
Yamato Kogyo Co. Ltd.	9,800	617,709
Yamazaki Baking Co. Ltd.	29,000	569,926
Yamazen Corp.	10,700	99,145
Yaskawa Electric Corp.	52,300	1,434,500
Yellow Hat Ltd.	14,200	142,990
Yodoko Ltd.	23,200	195,604
Yokogawa Bridge Holdings Corp.	7,500	133,877
Yokogawa Electric Corp.	52,200	1,561,534
Yokohama Financial Group, Inc.	239,500	1,739,784
Yokohama Rubber Co. Ltd. (The)	28,900	1,031,412
Yonex Co. Ltd.	12,000	308,647
Yoshinoya Holdings Co. Ltd.(b)	14,400	284,249
Yuasa Trading Co. Ltd.	3,600	117,046
Yurtec Corp.	9,900	159,599
Zacros Corp.	17,700	120,968
Zenkoku Hosho Co. Ltd.	23,000	472,718
Zensho Holdings Co. Ltd.	22,200	1,382,306
Zeon Corp.	31,800	326,283
ZERIA Pharmaceutical Co. Ltd.	8,100	105,120
Zojirushi Corp.	8,300	89,466
ZOZO Inc.	105,300	910,267
Zuken Inc.	3,300	102,021
		1,339,138,176
New Zealand — 0.6%
Air New Zealand Ltd.	370,470	126,141
Auckland International Airport Ltd.	400,741	1,865,131
Contact Energy Ltd.	192,346	1,025,363
Security	Shares	Value
New Zealand (continued)
EBOS Group Ltd.	44,081	$729,013
Fisher & Paykel Healthcare Corp. Ltd.	140,333	2,979,336
Fletcher Building Ltd.(a)	243,804	454,482
Goodman Property Trust	243,986	295,996
Infratil Ltd.	223,995	1,583,202
Kiwi Property Group Ltd.	346,952	214,453
Mercury NZ Ltd.	161,967	600,417
Meridian Energy Ltd.	298,051	1,009,014
Ryman Healthcare Ltd.(a)	212,162	347,434
Spark New Zealand Ltd.	452,816	634,817
		11,864,799
Singapore — 5.0%
AIMS APAC REIT	124,065	131,541
Bitdeer Technologies Group, Class A, NVS(a)(b)	18,573	412,321
CapitaLand Ascendas REIT	918,615	1,988,831
CapitaLand Ascott Trust	589,766	427,685
CapitaLand China Trust(b)	286,335	175,774
Capitaland India Trust(b)	212,080	197,055
CapitaLand Integrated Commercial Trust	1,373,631	2,497,247
CapitaLand Investment Ltd./Singapore	571,700	1,158,287
CDL Hospitality Trusts(b)	217,555	137,833
City Developments Ltd.(b)	127,300	707,082
ComfortDelGro Corp. Ltd.	536,600	601,673
DBS Group Holdings Ltd.	501,240	20,752,591
Digital Core REIT Management Pte. Ltd.	249,900	128,693
ESR-REIT	143,535	315,295
Far East Hospitality Trust(b)	227,600	105,733
First Resources Ltd.	139,200	209,701
Frasers Centrepoint Trust	305,589	549,353
Frasers Logistics & Commercial Trust(b)	639,583	469,025
Genting Singapore Ltd.	1,476,100	827,426
Golden Agri-Resources Ltd.	1,456,200	313,269
Grab Holdings Ltd., Class A(a)	562,629	3,381,400
Hafnia Ltd.(b)	71,142	443,197
Hong Fok Corp. Ltd.(b)	90,000	53,221
Hutchison Port Holdings Trust, Class U	963,300	202,293
iFAST Corp. Ltd.(b)	35,100	261,081
Keppel DC REIT(b)	467,652	858,111
Keppel Infrastructure Trust	999,449	353,218
Keppel Ltd.	346,900	2,712,878
Keppel REIT	572,820	462,208
Lendlease Global Commercial REIT	321,711	158,165
Mapletree Industrial Trust(b)	516,620	844,888
Mapletree Logistics Trust(b)	870,887	896,195
Mapletree Pan Asia Commercial Trust(b)	605,995	670,451
NetLink NBN Trust	625,700	471,034
Olam Group Ltd.(b)	236,600	178,141
Oversea-Chinese Banking Corp. Ltd.	793,375	10,378,454
Parkway Life REIT	100,800	317,478
Raffles Medical Group Ltd.(b)	192,200	146,188
Riverstone Holdings Ltd.(b)	101,600	70,237
Sasseur REIT(b)	139,400	74,056
SATS Ltd.	228,778	600,816
Sea Ltd., ADR(a)	90,043	14,069,219
Seatrium Ltd.	542,295	904,677
Sembcorp Industries Ltd.(b)	209,000	1,047,204
Sheng Siong Group Ltd.	173,700	309,490
SIA Engineering Co. Ltd.	82,700	224,343
Singapore Airlines Ltd.	360,800	1,836,658
Singapore Exchange Ltd.	202,500	2,627,549
Singapore Post Ltd.(b)	254,300	82,155
Singapore Technologies Engineering Ltd.	367,000	2,391,026

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Singapore Telecommunications Ltd.	1,756,500	$5,733,303
Starhill Global REIT	349,400	155,796
StarHub Ltd.(b)	144,700	128,958
Stoneweg Europe Stapled Trust, NVS	76,600	134,205
Suntec REIT(b)	446,300	459,458
Super Hi International Holding Ltd.(a)(b)	58,000	101,138
UMS Integration Ltd.(b)	129,900	147,521
United Overseas Bank Ltd.	295,500	7,859,547
UOL Group Ltd.	109,000	665,904
Venture Corp. Ltd.	64,700	740,413
Wilmar International Ltd.	451,300	1,084,522
Yangzijiang Financial Holding Ltd.	476,800	387,497
Yangzijiang Shipbuilding Holdings Ltd.	627,500	1,694,724
Yanlord Land Group Ltd.(a)(b)	136,600	74,952
		98,500,384
United Kingdom — 0.2%
CK Hutchison Holdings Ltd.	634,572	4,208,146
Total Common Stocks — 99.2% (Cost: $1,594,935,710)		1,952,965,364
Preferred Stocks
Japan — 0.0%
Ito En Ltd., Preference Shares, NVS	6,800	79,635
Total Preferred Stocks — 0.0% (Cost: $86,789)		79,635
Total Long-Term Investments — 99.2% (Cost: $1,595,022,499)		1,953,044,999
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(e)(f)(g)	29,729,259	$29,744,124
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(e)(f)	140,000	140,000
Total Short-Term Securities — 1.5% (Cost: $29,884,573)		29,884,124
Total Investments — 100.7% (Cost: $1,624,907,072)		1,982,929,123
Liabilities in Excess of Other Assets — (0.7)%		(12,899,300)
Net Assets — 100.0%		$1,970,029,823

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,598,822	$13,143,565 (a)	$—	$2,186	$(449)	$29,744,124	29,729,259	$122,896 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—	—	—	—	140,000	140,000	1,286	—
				$2,186	$(449)	$29,884,124		$124,182	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	54	12/11/25	$11,667	$670,322

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Pacific ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
SPI 200 Index	30	12/18/25	$4,363	$6,636
				$676,958
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$46,231,711	$1,906,730,264	$3,389	$1,952,965,364
Preferred Stocks	—	79,635	—	79,635
Short-Term Securities
Money Market Funds	29,884,124	—	—	29,884,124
	$76,115,835	$1,906,809,899	$3,389	$1,982,929,123
Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,636	$670,322	$—	$676,958

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust